Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Original amount:
Original amount	$ 19,233	$ 17,422
Accumulated amortization:
Accumulated amortization	9,343	7,359
Intangible assets, net	9,890	10,063
Acquired technology [Member]
Original amount:
Original amount	10,534	10,244
Accumulated amortization:
Accumulated amortization	3,276	2,355
License [Member]
Original amount:
Original amount	1,000	1,000
Accumulated amortization:
Accumulated amortization	165	46
Customer relationships [Member]
Original amount:
Original amount	4,717	3,504
Accumulated amortization:
Accumulated amortization	3,534	3,268
Non-competition agreement [Member]
Original amount:
Original amount	974	974
Accumulated amortization:
Accumulated amortization	833	596
Software development costs [Member]
Original amount:
Original amount	1,320	1,320
Accumulated amortization:
Accumulated amortization	1,285	844
Distribution rights [Member]
Original amount:
Original amount	688	380
Accumulated amortization:
Accumulated amortization	$ 250	$ 250